Other Non-Current Liabilities	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Other Non-Current Liabilities [Abstract]
OTHER NON-CURRENT LIABILITIES

10. OTHER NON-CURRENT LIABILITIES

	December 31, 2020	September 30, 2021
Payable to exiting investors	$94,316	$—
Product warranty – non-current	15,060	33,177
Deferred subsidy income- non-current	1,221	2,334
Total	$110,597	$35,511

The payable to exiting investors represents the amount to be paid for the redemption of the shares owned by certain noncontrolling interest holders of a subsidiary. See Note 14. The balance was paid out as of September 30, 2021.

12. OTHER NON-CURRENT LIABILITIES

	December 31, 2019	December 31, 2020
Deferred subsidy income – non-current	$1,389	$1,221
Payable to exiting Investors	114,870	94,316
Product warranty	14,693	15,060
Total	$130,952	$110,597

The payable for exiting Investors represent the amount to be paid for the redemption of the shares owned by certain noncontrolling interests holders of a subsidiary. See Note 15.